Schedule of Investments (unaudited) June 30, 2019	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
Telstra Corp. Ltd.	960,748	$2,595,689

Belgium — 0.2%
Proximus SADP	13,624	402,149

Canada — 3.0%
BCE Inc.	71,699	3,269,046
Rogers Communications Inc., Class B, NVS	28,718	1,540,564
Shaw Communications Inc., Class B, NVS	37,428	765,316
TELUS Corp.	48,281	1,788,623

		7,363,549

China — 8.5%
China Mobile Ltd.	445,000	4,052,704
Tencent Holdings Ltd.	381,300	17,209,137

		21,261,841

Finland — 0.2%
Elisa OYJ	12,690	620,109

France — 2.5%
Orange SA	168,630	2,662,578
Publicis Groupe SA	17,996	951,529
SES SA	31,984	500,822
Ubisoft Entertainment SA(a)	5,895	462,139
Vivendi SA	62,814	1,731,804

		6,308,872

Germany — 2.1%
Deutsche Telekom AG, Registered	258,256	4,473,880
ProSiebenSat.1 Media SE	20,228	318,238
United Internet AG, Registered	11,653	384,312

		5,176,430

Italy — 0.2%
Telecom Italia SpA/Milano(a)	990,814	541,828

Japan — 8.2%
Dentsu Inc.	20,400	711,936
KDDI Corp.	129,600	3,300,145
Nintendo Co. Ltd.	9,000	3,298,775
Nippon Telegraph & Telephone Corp.	95,800	4,461,004
NTT DOCOMO Inc.	85,700	1,998,527
SoftBank Group Corp.	138,800	6,654,000

		20,424,387

Mexico — 0.7%
America Movil SAB de CV, Series L, NVS	1,908,223	1,387,589
Grupo Televisa SAB, CPO	191,426	323,334

		1,710,923

Netherlands — 0.4%
Koninklijke KPN NV	346,173	1,064,399

Norway — 0.5%
Telenor ASA	54,417	1,155,860

Singapore — 0.7%
Singapore Telecommunications Ltd.	647,850	1,675,949

Spain — 1.5%
Cellnex Telecom SA(b)	17,654	654,197
Telefonica SA	368,230	3,028,057

		3,682,254

Security	Shares	Value

Sweden — 0.6%
Tele2 AB, Class B	42,348	$618,455
Telia Co. AB	219,527	975,760

		1,594,215

Switzerland — 0.4%
Swisscom AG, Registered	2,094	1,052,584

Taiwan — 0.5%
Chunghwa Telecom Co. Ltd., ADR(c)	30,765	1,124,153

United Kingdom — 3.5%
BT Group PLC	694,806	1,737,256
Informa PLC	103,236	1,097,094
ITV PLC	310,623	426,956
Pearson PLC	62,836	655,285
Vodafone Group PLC	2,127,925	3,502,258
WPP PLC	101,679	1,281,387

		8,700,236

United States — 65.0%
Activision Blizzard Inc.	61,785	2,916,252
Alphabet Inc., Class A(a)	20,623	22,330,584
Alphabet Inc., Class C, NVS(a)	21,139	22,849,356
AT&T Inc.	336,782	11,285,565
CBS Corp., Class B, NVS	27,437	1,369,106
CenturyLink Inc.	75,076	882,894
Charter Communications Inc., Class A(a)	13,688	5,409,224
Comcast Corp., Class A	262,171	11,084,590
Discovery Inc., Class A(a)	12,683	389,368
Discovery Inc., Class C, NVS(a)(c)	28,086	799,047
DISH Network Corp., Class A(a)	18,351	704,862
Electronic Arts Inc.(a)	24,007	2,430,949
Facebook Inc., Class A(a)	165,583	31,957,519
Fox Corp., Class A(a)	28,152	1,031,489
Fox Corp., Class B(a)	13,114	479,054
Interpublic Group of Companies Inc. (The)	30,627	691,864
Netflix Inc.(a)	30,837	11,327,047
News Corp., Class A, NVS	31,659	427,080
News Corp., Class B	7,262	101,378
Omnicom Group Inc.	17,298	1,417,571
Take-Two Interactive Software Inc.(a)	9,234	1,048,336
TripAdvisor Inc.(a)	8,697	402,584
Twitter Inc.(a)	58,703	2,048,735
Verizon Communications Inc.	188,940	10,794,142
Viacom Inc., Class B, NVS	27,559	823,187
Walt Disney Co. (The)	120,017	16,759,174

		161,760,957

Total Common Stocks — 99.7% (Cost: $251,297,136)		248,216,384

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	511,968	265,920

Total Preferred Stocks — 0.1% (Cost: $516,260)		265,920

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	1,664,574	$1,665,406
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	316,531	316,531

		1,981,937

Total Short-Term Investments — 0.8% (Cost: $1,981,808)		1,981,937

Total Investments in Securities — 100.6% (Cost: $253,795,204)		250,464,241

Other Assets, Less Liabilities — (0.6)%		(1,421,327)

Net Assets — 100.0%		$249,042,914

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	942,123	722,451	1,664,574	$1,665,406	$746	(a)	$(90)	$129
BlackRock Cash Funds: Treasury, SL Agency Shares	206,818	109,713	316,531	316,531	2,213		—	—

				$1,981,937	$2,959		$(90)	$129

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$248,216,384	$—	$—	$248,216,384
Preferred Stocks	265,920	—	—	265,920
Money Market Funds	1,981,937	—	—	1,981,937

	$250,464,241	$—	$—	$250,464,241

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

2